Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Domestic and foreign components of income from continuing operations before income taxes and non-controlling
interests for the years ended on December 31, are shown below:

(In millions)	2023	2022	2021
Domestic	$65.8	$46.6	$40.4
Foreign	87.3	73.4	79.1

Income before income taxes	$153.1	$120.0	$119.5

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes related to income from continuing operations for the years ended on December 31, consisted of:

(In millions)	2023	2022	2021
Current:
Federal	$17.7	$16.1	$1.6
State	5.2	5.0	0.5
Foreign	22.2	14.2	28.1

Total current	$45.1	$35.3	$30.2

Deferred:
Federal	$(18.9)	$(14.0)	$(1.5)
State	(2.9)	(2.9)	1.3
Foreign	0.2	(2.2)	(3.0)

Total deferred	$(21.6)	$(19.1)	$(3.2)

Provision for income taxes	$23.5	$16.2	$27.0

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities at December 31, were as follows:

(In millions)	2023	2022	2021
Deferred tax assets attributable to:
Accrued pension and other postretirement benefits	$5.9	$8.8	$14.2
Accrued expenses and accounts receivable allowances	12.4	16.0	18.4
Loss carryforwards	8.7	6.9	7.9
Inventories	8.4	9.9	5.5
Stock-based compensation	5.8	4.2	3.3
Operating lease liabilities	10.2	10.6	8.7
Convertible bond	8.5	11.7	15.2
Research and development costs	42.2	24.7	—
Credit carryforwards	3.2	5.4	5.5
Other	4.7	3.3	—

Total deferred tax assets	$110.0	$101.5	$78.7
Valuation allowance	(6.0)	(2.6)	(4.9)

Deferred tax assets, net of valuation allowance	$104.0	$98.9	$73.8
Deferred tax liabilities attributable to:
Investment in subsidiary	$9.4	$9.3	$8.7
Property, plant and equipment	21.3	26.1	25.1
Goodwill and intangibles	60.1	67.9	70.6
Right to use lease assets	10.1	10.6	8.6
Net investment hedges	3.2	7.7	3.2

Total deferred tax liabilities	$104.1	$121.6	$116.2

Net deferred tax liabilities	$(0.1)	$(22.7)	$(42.4)

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate was different from the statutory U.S. federal income tax rate due to the following:

	2023	2022	2021
Statutory U.S. federal tax rate	21%	21%	21%
Net difference resulting from:
Research and development tax incentives	(5)	(7)	(4)
Foreign earnings subject to different tax rates	2	3	4
State income taxes	2	2	2
Foreign tax credits	(5)	(6)	(2)
Effect of UK law change	—	—	4
Global intangible low-taxed income (GILTI)	5	6	—
Stock based compensation - excess tax benefit	—	(2)	—
Remeasurement of deferred tax liability	—	—	(4)
Valuation allowance	3	1	—
Disposition of subsidiary	(7)	—	—
Other	(1)	(4)	2

Total difference	(6)%	(7)%	2%

Effective income tax rate	15%	14%	23%